DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 19
Deferred tax liabilities	(3,439)	(3,247)
Deferred tax liability (asset)	(3,439)	(3,228)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	762	638
Deferred tax liabilities	(3,439)	(3,228)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	292	307
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58	0
Environmental rehabilitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	270	205
Post-retirement benefit obligations and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17	31
Other working capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	115	85
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10	10
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,748)	(3,476)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(446)	(389)
Accrued interest payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (7)	$ (1)